Commitments and Contingencies (Details) - Schedule of plans and related expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Year expense	S/ 1,109	S/ 1,011	S/ 552
Rioja [Member]
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Resource	Limestone
Resolution Number	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2014
Program approved	EIA
Year expense	S/ 810	713	315
Tembladera [Member]
Commitments and Contingencies (Details) - Schedule of plans and related expenses [Line Items]
Resource	Limestone
Resolution Number	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI
Year of approval	2018
Program approved	PAMA
Year expense	S/ 299	S/ 298	S/ 237